Related Parties and Related Commitments and Contingencies - Related Party Debt (Details) - USD ($) $ in Millions		12 Months Ended
	Feb. 21, 2025	Jun. 28, 2024	Mar. 28, 2025	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jul. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Oct. 27, 2021	Jul. 31, 2021	Dec. 20, 2019	Oct. 03, 2019	Jul. 25, 2019	Mar. 29, 2019	Dec. 19, 2018
Line of Credit | Revolving Credit Facility
Related Party Transaction [Line Items]
Maximum borrowing capacity	$ 1,500
Variable interest rate	0.10%
Related Party
Related Party Transaction [Line Items]
Notes due from Parent		$ (102)	$ 0
Notes due to Parent		814	0
Total Notes due to Parent, net			$ 550
Related Party | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Notes due from Parent		(102)		$ (63)
Notes due to Parent		814		919
Total Notes due to Parent, net		712		856
Related Party | Notes receivable | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Notes due from Parent		(102)		(63)
Notes receivable, related parties														$ 8	$ 10	$ 40
Related Party | Notes due from Parent $40M - Dec. 19, 2018 | Notes receivable | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Notes due from Parent		$ 0		(40)
Basis spread on variable rate		4.55%				0.33%			0.15%
Related Party | Notes due from Parent $10M - Mar. 29, 2019 | Notes receivable | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Notes due from Parent		$ 0		(10)
Basis spread on variable rate		4.50%			0.97%			1.50%
Related Party | Notes due from Parent $8M - Jul. 25, 2019 | Notes receivable | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Notes due from Parent		$ 0		(8)
Basis spread on variable rate		2.37%					0.12%				0.18%
Related Party | 2014 $500M Notes | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Notes due to Parent		$ 475		467
Related Party | 2014 $42B Yen Notes | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Notes due to Parent		262		291
Related Party | 2023 $60M Yen Notes | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Notes due to Parent		$ 0		31
Related Party | Revolving Credit Facility | Notes receivable | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Notes receivable, related parties										$ 100		$ 1,000	$ 101
Related Party | Revolving Credit Facility | TIBOR | Notes receivable | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Basis spread on variable rate		0.35%
Related Party | Revolving Credit Facility | Revolving Credit Agreement due from Parent $101M - Oct. 3, 2019 | Notes receivable | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Notes due from Parent		$ (102)		0
Related Party | Revolving Credit Facility | Revolving Credit Agreement due from Parent $1B - Dec. 20, 2019 | Notes receivable | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Notes due from Parent		0		(4)
Related Party | Revolving Credit Facility | Revolving Credit Agreement due from Parent $100M October 27, 2021 | Notes receivable | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Notes due from Parent		0		(1)
Related Party | Revolving Credit Facility | Revolver Credit Agreement, 2021 | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Notes due to Parent		$ 77		77
Related Party | Revolving Credit Facility | Revolver Credit Agreement, 2021 | LIBOR | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Basis spread on variable rate		150.00%
Related Party | Revolving Credit Facility | Revolver Credit Agreement 2019 | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Notes due to Parent		$ 0		29
Related Party | Revolving Credit Facility | Revolver Credit Agreement 2019 One | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Notes due to Parent		$ 0		$ 24
Related Party | Line of Credit | Revolver Credit Agreement, 2021 | LIBOR | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Variable interest rate		150.00%
Related Party | Line of Credit | Revolver Credit Agreement 2019 | TIBOR | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Variable interest rate		0.35%
Related Party | Line of Credit | Revolver Credit Agreement 2019 One | TIBOR | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Variable interest rate		0.35%
Related Party | Line of Credit | Revolving Credit Facility | Revolver Credit Agreement, 2021 | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity		$ 100
Related Party | Line of Credit | Revolving Credit Facility | Revolver Credit Agreement 2019 | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity		1,000
Related Party | Line of Credit | Revolving Credit Facility | Revolver Credit Agreement 2019 One | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity		1,000
Related Party | Notes Payable, Other Payables | 2014 $500M Notes | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount		$ 500
Variable interest rate		2.00%
Related Party | Notes Payable, Other Payables | 2014 $42B Yen Notes | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount		$ 42,000
Related Party | Notes Payable, Other Payables | 2014 $42B Yen Notes | TIBOR | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Variable interest rate		0.35%
Related Party | Notes Payable, Other Payables | 2023 $60M Yen Notes | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount		$ 60
Variable interest rate		6.698%